Summary of Significant Accounting Policies - Additional Information (Detail 1)	Dec. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Significant Of Accounting Policies [Line Items]
Remaining performance obligation	$ 35,147,512
Revenue Recognition, Expected Timing of Satisfaction Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Significant Of Accounting Policies [Line Items]
Remaining performance obligation	$ 809,973
Revenue Recognition, Expected Timing of Satisfaction Period	1 year